Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Peace Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002088626
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4